Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
July 31, 2024
FFH-NPRT1-0924
1.819942.119
Corporate Bonds - 93.7%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.7%
Broadcasting - 0.2%
DISH Network Corp. 3.375% 8/15/26	680,000	413,037
Energy - 0.0%
Sunnova Energy International, Inc. 0.25% 12/1/26	112,000	64,427
Homebuilders/Real Estate - 0.2%
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	11,028
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	443,000	368,576
		379,604
Leisure - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	30,000	30,936
Technology - 0.3%
BlackLine, Inc. 1% 6/1/29 (b)	30,000	28,917
Global Payments, Inc. 1.5% 3/1/31 (b)	313,000	295,785
Wolfspeed, Inc. 1.875% 12/1/29	370,000	185,532
		510,234
TOTAL CONVERTIBLE BONDS		1,398,238
Nonconvertible Bonds - 93.0%
Aerospace - 3.5%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	795,000	756,413
Howmet Aerospace, Inc.:
5.95% 2/1/37	400,000	420,362
6.75% 1/15/28 (c)	665,000	700,353
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	800,000	749,868
Moog, Inc. 4.25% 12/15/27 (b)	1,025,000	981,137
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,115,000	1,128,163
Science Applications International Corp. 4.875% 4/1/28 (b)	150,000	144,946
TransDigm, Inc. 6.75% 8/15/28 (b)	2,190,000	2,231,063
		7,112,305
Air Transportation - 1.3%
American Airlines, Inc.:
7.25% 2/15/28 (b)(c)	175,000	174,851
8.5% 5/15/29 (b)	345,000	355,181
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	245,000	243,360
Rand Parent LLC 8.5% 2/15/30 (b)(c)	430,000	425,213
United Airlines, Inc. 4.375% 4/15/26 (b)	1,440,000	1,403,982
		2,602,587
Automotive & Auto Parts - 2.7%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,115,000	992,399
Dana, Inc. 4.5% 2/15/32	380,000	332,013
Ford Motor Credit Co. LLC:
4.687% 6/9/25	2,140,000	2,122,376
5.125% 6/16/25	530,000	527,434
Hudson Automotive Group 8% 5/15/32 (b)	125,000	130,793
LCM Investments Holdings 4.875% 5/1/29 (b)	165,000	155,385
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	65,000	66,709
8.125% 3/30/29 (b)	190,000	201,024
Phinia, Inc. 6.75% 4/15/29 (b)	155,000	158,101
Thor Industries, Inc. 4% 10/15/29 (b)	500,000	450,552
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	270,000	281,820
		5,418,606
Banks & Thrifts - 0.4%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	210,000	198,793
UniCredit SpA:
5.861% 6/19/32 (b)(d)	93,000	92,232
7.296% 4/2/34 (b)(d)	237,000	246,096
VFH Parent LLC / Valor Co-Issuer, Inc. 7.5% 6/15/31 (b)	235,000	242,050
Western Alliance Bancorp. 3% 6/15/31 (d)	120,000	107,404
		886,575
Broadcasting - 2.0%
Nexstar Media, Inc. 5.625% 7/15/27 (b)	990,000	960,166
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	410,000	266,730
Sirius XM Radio, Inc.:
5% 8/1/27 (b)(c)	1,700,000	1,644,976
5.5% 7/1/29 (b)(c)	625,000	597,429
TEGNA, Inc. 5% 9/15/29	210,000	191,634
Univision Communications, Inc. 8% 8/15/28 (b)	325,000	326,609
		3,987,544
Building Materials - 2.2%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,320,000	1,292,750
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)(c)	230,000	235,187
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	890,000	795,412
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	120,000	122,103
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	375,000	404,120
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,300,000	1,184,299
Star Holding LLC 8.75% 8/1/31 (b)	200,000	197,004
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	160,000	166,800
		4,397,675
Cable/Satellite TV - 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.5% 8/15/30 (b)	85,000	74,421
5% 2/1/28 (b)	1,780,000	1,694,599
5.125% 5/1/27 (b)	2,110,000	2,049,368
CSC Holdings LLC:
4.125% 12/1/30 (b)	160,000	110,777
5.375% 2/1/28 (b)	200,000	158,778
Ziggo Bond Co. BV 6% 1/15/27 (b)	300,000	298,297
		4,386,240
Capital Goods - 0.3%
ESAB Corp. 6.25% 4/15/29 (b)	370,000	375,230
Resideo Funding, Inc. 6.5% 7/15/32 (b)	315,000	314,984
		690,214
Chemicals - 4.2%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	935,000	914,798
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	241,500	197,426
LSB Industries, Inc. 6.25% 10/15/28 (b)	235,000	228,554
Methanex Corp.:
5.25% 12/15/29	160,000	155,713
5.65% 12/1/44	991,000	865,057
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,710,000	1,668,782
Nufarm Australia Ltd. 5% 1/27/30 (b)	865,000	795,664
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)	245,000	260,354
SPCM SA 3.125% 3/15/27 (b)	385,000	356,035
The Chemours Co. LLC:
4.625% 11/15/29 (b)	385,000	337,214
5.375% 5/15/27 (c)	1,000,000	960,660
5.75% 11/15/28 (b)(c)	505,000	472,426
Tronox, Inc. 4.625% 3/15/29 (b)(c)	570,000	519,165
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	685,000	662,476
7.375% 3/1/31 (b)	85,000	87,280
		8,481,604
Consumer Products - 1.3%
Kohl's Corp. 4.25% 7/17/25	25,000	24,345
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (b)	200,000	201,737
Mattel, Inc. 6.2% 10/1/40	245,000	245,986
Newell Brands, Inc.:
6.625% 9/15/29 (c)	875,000	877,871
6.875% 4/1/36 (c)(e)	490,000	469,215
Prestige Brands, Inc. 3.75% 4/1/31 (b)	600,000	528,959
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	395,000	339,986
		2,688,099
Containers - 2.2%
Ball Corp. 3.125% 9/15/31	640,000	546,318
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	700,000	635,455
6.375% 7/15/32 (b)(c)	400,000	404,564
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	430,000	443,774
OI European Group BV 4.75% 2/15/30 (b)	390,000	358,683
Sealed Air Corp.:
5% 4/15/29 (b)	950,000	917,524
6.875% 7/15/33 (b)	445,000	468,239
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)(c)	400,000	416,441
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	215,000	210,557
		4,401,555
Diversified Financial Services - 5.2%
Capstone Borrower, Inc. 8% 6/15/30 (b)	110,000	113,948
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	200,000	210,740
Fortress Transportation & Infrastructure Investors LLC:
7% 6/15/32 (b)	395,000	407,371
7.875% 12/1/30 (b)	310,000	328,602
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	260,000	265,833
7.75% 5/15/26 (b)	540,000	552,953
8% 2/15/27 (b)	305,000	315,347
Gn Bondco LLC 9.5% 10/15/31 (b)(c)	425,000	400,077
Hightower Holding LLC 6.75% 4/15/29 (b)	605,000	564,622
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	2,005,000	1,919,788
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	845,000	817,665
LPL Holdings, Inc. 4% 3/15/29 (b)	1,520,000	1,432,420
Nationstar Mortgage Holdings, Inc. 6.5% 8/1/29 (b)	305,000	304,550
Navient Corp. 6.75% 6/15/26 (c)	540,000	545,774
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	1,082,048
7.125% 3/15/26	500,000	508,557
7.5% 5/15/31	805,000	827,674
		10,597,969
Diversified Media - 0.4%
Lamar Media Corp. 3.625% 1/15/31	915,000	813,023
Energy - 14.1%
Apache Corp.:
4.25% 1/15/30 (c)	215,000	203,312
5.1% 9/1/40	600,000	525,173
Baytex Energy Corp. 7.375% 3/15/32 (b)	270,000	275,727
California Resources Corp. 8.25% 6/15/29 (b)	605,000	619,541
Cheniere Energy, Inc. 4.625% 10/15/28	640,000	627,604
CNX Midstream Partners LP 4.75% 4/15/30 (b)	160,000	146,616
Continental Resources, Inc. 5.75% 1/15/31 (b)(c)	1,630,000	1,640,429
CPI CG, Inc. 10% 7/15/29 (b)	110,000	114,675
CVR Energy, Inc.:
5.75% 2/15/28 (b)	150,000	141,412
8.5% 1/15/29 (b)	220,000	223,746
DCP Midstream Operating LP:
5.6% 4/1/44	85,000	82,299
8.125% 8/16/30	25,000	28,913
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	415,000	431,139
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	735,000	741,880
EnLink Midstream LLC 5.625% 1/15/28 (b)	195,000	195,671
EnLink Midstream Partners LP 5.05% 4/1/45 (c)	255,000	212,187
EQM Midstream Partners LP:
5.5% 7/15/28	800,000	796,027
6.5% 7/1/27 (b)	785,000	799,957
7.5% 6/1/27 (b)	555,000	570,187
EQT Corp. 3.9% 10/1/27	1,450,000	1,403,414
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% 5/15/32	100,000	101,996
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	130,000	133,543
Harvest Midstream I LP 7.5% 5/15/32 (b)	380,000	390,971
Hess Midstream Operations LP:
5.125% 6/15/28 (b)	1,070,000	1,041,597
5.625% 2/15/26 (b)	2,310,000	2,297,262
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	330,000	329,916
Howard Midstream Energy Partners LLC 7.375% 7/15/32 (b)	200,000	205,985
Jonah Energy Parent LLC 12% 11/5/25 (f)(g)	262,918	287,580
Kinetik Holdings LP:
5.875% 6/15/30 (b)(c)	270,000	267,270
6.625% 12/15/28 (b)	405,000	412,985
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	315,000	324,038
Matador Resources Co. 6.5% 4/15/32 (b)	345,000	346,765
Nabors Industries, Inc. 8.875% 8/15/31 (b)	255,000	260,151
New Fortress Energy, Inc. 6.5% 9/30/26 (b)(c)	1,040,000	967,039
Occidental Petroleum Corp. 3.5% 8/15/29	810,000	750,432
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	610,000	631,773
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	200,000	198,500
6.25% 2/1/33 (b)	200,000	201,505
7% 1/15/32 (b)	630,000	652,292
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	605,000	637,686
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	387,000	404,932
Sunnova Energy Corp. 11.75% 10/1/28 (b)	205,000	160,421
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (c)	1,140,000	1,077,296
5.875% 3/15/28	1,695,000	1,688,503
6% 4/15/27	25,000	24,949
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	320,000	297,387
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	225,000	217,091
6% 12/31/30 (b)(c)	1,190,000	1,127,611
Talos Production, Inc. 9% 2/1/29 (b)	90,000	94,830
Transocean, Inc. 8.25% 5/15/29 (b)	400,000	408,474
Valaris Ltd. 8.375% 4/30/30 (b)	335,000	350,766
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	480,000	443,799
3.875% 11/1/33 (b)	380,000	329,562
4.125% 8/15/31 (b)	460,000	418,163
Venture Global LNG, Inc.:
7% 1/15/30 (b)	1,010,000	1,020,548
8.125% 6/1/28 (b)	320,000	333,260
		28,616,787
Environmental - 1.8%
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	970,000	954,060
6% 6/15/30 (b)	170,000	168,683
GFL Environmental, Inc. 6.75% 1/15/31 (b)	155,000	159,389
Madison IAQ LLC 4.125% 6/30/28 (b)	1,630,000	1,522,258
Wrangler Holdco Corp. 6.625% 4/1/32 (b)	910,000	913,422
		3,717,812
Food & Drug Retail - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 3/15/29 (b)	2,810,000	2,560,047
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	375,000	286,115
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	190,000	168,712
		3,014,874
Food/Beverage/Tobacco - 1.9%
BellRing Brands, Inc. 7% 3/15/30 (b)	350,000	360,682
C&S Group Enterprises LLC 5% 12/15/28 (b)	405,000	300,570
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)	245,000	253,932
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)(c)	195,000	203,420
KeHE Distributor / Nextwave 9% 2/15/29 (b)	315,000	323,275
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)(c)	755,000	680,514
Pilgrim's Pride Corp. 4.25% 4/15/31	405,000	375,756
Post Holdings, Inc.:
5.5% 12/15/29 (b)(c)	590,000	572,414
5.625% 1/15/28 (b)	405,000	400,992
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	180,000	168,730
7.25% 1/15/32 (b)	210,000	219,619
		3,859,904
Gaming - 2.4%
Caesars Entertainment, Inc. 6.5% 2/15/32 (b)(c)	605,000	612,984
Churchill Downs, Inc. 5.75% 4/1/30 (b)	455,000	446,118
Melco Resorts Finance Ltd. 4.875% 6/6/25 (b)	1,225,000	1,204,757
MGM Resorts International 5.75% 6/15/25	866,000	864,946
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	115,000	118,987
Station Casinos LLC 6.625% 3/15/32 (b)(c)	310,000	312,894
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)(c)	870,000	852,410
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (b)(c)	380,000	365,796
		4,778,892
Healthcare - 4.9%
180 Medical, Inc. 3.875% 10/15/29 (b)	625,000	566,587
Avantor Funding, Inc. 4.625% 7/15/28 (b)	1,195,000	1,150,557
Centene Corp. 2.45% 7/15/28	75,000	67,570
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)(c)	795,000	735,438
4.25% 5/1/28 (b)	90,000	85,725
DaVita, Inc. 4.625% 6/1/30 (b)	365,000	334,249
Grifols SA % (b)	100,000	91,240
HealthEquity, Inc. 4.5% 10/1/29 (b)	160,000	150,714
Hologic, Inc. 4.625% 2/1/28 (b)	850,000	822,888
IQVIA, Inc. 5% 5/15/27 (b)	820,000	804,881
Jazz Securities DAC 4.375% 1/15/29 (b)	350,000	328,705
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	615,000	627,509
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	510,000	449,745
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	840,000	789,196
Owens & Minor, Inc. 4.5% 3/31/29 (b)	280,000	246,057
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	300,000	309,824
Teleflex, Inc. 4.25% 6/1/28 (b)	235,000	223,230
Tenet Healthcare Corp.:
4.625% 6/15/28	1,810,000	1,744,287
6.125% 6/15/30	465,000	466,580
		9,994,982
Homebuilders/Real Estate - 3.6%
Century Communities, Inc. 3.875% 8/15/29 (b)	460,000	419,404
Greystar Real Estate Partners 7.75% 9/1/30 (b)	95,000	100,736
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)(c)	495,000	472,609
8% 6/15/27 (b)	250,000	261,524
Howard Hughes Corp. 4.375% 2/1/31 (b)	825,000	737,374
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	658,097
LGI Homes, Inc. 8.75% 12/15/28 (b)	160,000	169,992
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	2,105,000	1,383,058
5.25% 8/1/26 (c)	415,000	372,764
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	340,000	348,877
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	540,000	508,333
Safehold Operating Partnership LP 2.85% 1/15/32	280,000	235,930
Service Properties Trust:
3.95% 1/15/28	75,000	64,650
5.5% 12/15/27	415,000	395,450
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)(c)	450,000	450,491
TopBuild Corp. 4.125% 2/15/32 (b)	810,000	729,654
		7,308,943
Hotels - 2.5%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,165,000	1,020,358
4% 5/1/31 (b)	2,780,000	2,518,029
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	420,000	424,117
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	439,111
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	140,000	142,515
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	525,000	495,359
		5,039,489
Insurance - 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 4.25% 10/15/27 (b)	1,075,000	1,023,022
Leisure - 2.1%
Amer Sports Co. 6.75% 2/16/31 (b)(c)	210,000	208,887
Carnival Corp.:
7% 8/15/29 (b)	425,000	443,295
7.625% 3/1/26 (b)	675,000	681,530
NCL Corp. Ltd.:
5.875% 2/15/27 (b)	350,000	347,464
8.375% 2/1/28 (b)	230,000	242,318
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (b)	1,200,000	1,195,437
6% 2/1/33 (b)(h)	1,010,000	1,016,619
6.25% 3/15/32 (b)	205,000	209,058
		4,344,608
Metals/Mining - 2.3%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	80,000	82,578
Arsenal AIC Parent LLC 8% 10/1/30 (b)	130,000	138,313
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)(c)	415,000	416,499
Constellium NV 6.375% 8/15/32 (b)(h)	405,000	404,456
ERO Copper Corp. 6.5% 2/15/30 (b)	740,000	720,575
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)	1,140,000	1,093,414
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	240,000	234,701
Mineral Resources Ltd. 8% 11/1/27 (b)	1,130,000	1,159,771
Novelis Corp. 3.875% 8/15/31 (b)	385,000	338,216
		4,588,523
Paper - 0.3%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	570,000	507,675
6% 6/15/27 (b)	160,000	159,045
		666,720
Railroad - 0.2%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	305,000	308,637
Restaurants - 1.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 6.125% 6/15/29 (b)	1,010,000	1,020,314
Garden SpinCo Corp. 8.625% 7/20/30 (b)	115,000	124,217
Yum! Brands, Inc.:
3.625% 3/15/31 (c)	2,615,000	2,332,235
5.35% 11/1/43	110,000	105,032
		3,581,798
Services - 7.5%
ADT Corp.:
4.125% 8/1/29 (b)(c)	385,000	359,167
4.875% 7/15/32 (b)(c)	565,000	525,285
AECOM 5.125% 3/15/27	1,485,000	1,467,172
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	310,000	315,396
Aramark Services, Inc. 5% 2/1/28 (b)(c)	1,685,000	1,645,773
Artera Services LLC 8.5% 2/15/31 (b)	420,000	430,612
ASGN, Inc. 4.625% 5/15/28 (b)	965,000	924,651
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	155,000	146,256
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	320,000	351,400
CoreCivic, Inc. 8.25% 4/15/29	205,000	215,755
Fair Isaac Corp. 4% 6/15/28 (b)	450,000	423,400
Gartner, Inc.:
3.625% 6/15/29 (b)	220,000	204,663
4.5% 7/1/28 (b)	660,000	640,783
Iron Mountain, Inc. 4.875% 9/15/29 (b)	2,715,000	2,594,057
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)(c)	2,225,000	2,076,315
Service Corp. International 5.125% 6/1/29 (c)	1,425,000	1,396,525
Sotheby's 7.375% 10/15/27 (b)	185,000	154,032
The GEO Group, Inc. 8.625% 4/15/29	240,000	249,891
TriNet Group, Inc. 3.5% 3/1/29 (b)	710,000	643,355
United Rentals North America, Inc. 6.125% 3/15/34 (b)	515,000	517,428
		15,281,916
Steel - 0.1%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)(c)	110,000	102,684
Super Retail - 3.2%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)(c)	245,000	228,932
5% 2/15/32 (b)	260,000	239,598
Bath & Body Works, Inc. 6.625% 10/1/30 (b)(c)	1,620,000	1,635,385
EG Global Finance PLC 12% 11/30/28 (b)	615,000	658,519
Gap, Inc. 3.875% 10/1/31 (b)	385,000	323,400
Group 1 Automotive, Inc. 6.375% 1/15/30 (b)	195,000	196,676
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,115,000	1,092,060
Levi Strauss & Co. 3.5% 3/1/31 (b)(c)	630,000	549,125
Nordstrom, Inc. 4.375% 4/1/30 (c)	930,000	845,551
Sally Holdings LLC 6.75% 3/1/32 (c)	205,000	204,275
The William Carter Co. 5.625% 3/15/27 (b)(c)	465,000	459,962
		6,433,483
Technology - 6.5%
Acuris Finance U.S.:
5% 5/1/28 (b)	385,000	343,129
9% 8/1/29 (f)(g)(h)	215,000	216,075
Amentum Escrow Corp. 7.25% 8/1/32 (b)(h)	240,000	245,114
Block, Inc.:
2.75% 6/1/26 (c)	380,000	361,442
6.5% 5/15/32 (b)	405,000	411,562
Broadcom, Inc. 2.45% 2/15/31 (b)	420,000	362,294
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	345,000	347,959
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	415,000	425,702
Coherent Corp. 5% 12/15/29 (b)	1,600,000	1,526,237
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	471,134
Elastic NV 4.125% 7/15/29 (b)	235,000	216,510
Entegris, Inc. 4.375% 4/15/28 (b)	730,000	693,010
HTA Group Ltd. 7.5% 6/4/29 (b)	705,000	707,644
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	165,000	169,746
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	495,895
4.125% 8/1/30 (b)	265,000	238,095
ON Semiconductor Corp. 3.875% 9/1/28 (b)	545,000	509,086
Open Text Corp.:
3.875% 2/15/28 (b)	1,410,000	1,316,251
3.875% 12/1/29 (b)	390,000	354,016
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	130,000	118,572
Qorvo, Inc. 4.375% 10/15/29	505,000	480,694
Seagate HDD Cayman 8.25% 12/15/29	1,425,000	1,535,174
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,165,000	1,028,971
Twilio, Inc. 3.875% 3/15/31	350,000	313,293
VM Consolidated, Inc. 5.5% 4/15/29 (b)	345,000	334,226
		13,221,831
Telecommunications - 2.8%
Altice Financing SA 5% 1/15/28 (b)	10,000	7,985
Altice France SA 5.125% 7/15/29 (b)	410,000	287,531
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	1,510,000	1,474,363
Cogent Communications Group, Inc. 7% 6/15/27 (b)	660,000	665,787
Level 3 Financing, Inc.:
4.875% 6/15/29 (b)	1,100,000	775,500
11% 11/15/29 (b)	133,344	141,163
Millicom International Cellular SA 5.125% 1/15/28 (b)	900,000	866,817
SBA Communications Corp. 3.875% 2/15/27 (c)	750,000	722,099
Virgin Media Finance PLC 5% 7/15/30 (b)	105,000	88,498
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	740,000	688,174
		5,717,917
Textiles/Apparel - 0.3%
Crocs, Inc. 4.125% 8/15/31 (b)	405,000	355,700
Foot Locker, Inc. 4% 10/1/29 (b)	200,000	171,188
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	130,000	119,493
		646,381
Transportation Ex Air/Rail - 0.3%
Seaspan Corp. 5.5% 8/1/29 (b)	200,000	180,200
XPO, Inc.:
6.25% 6/1/28 (b)	325,000	328,540
7.125% 2/1/32 (b)	105,000	108,593
		617,333
Utilities - 4.5%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,615,000	1,430,370
4.75% 3/15/28 (b)	195,000	187,189
FirstEnergy Corp. 2.25% 9/1/30 (c)	825,000	705,674
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	158,000	157,012
7.25% 1/15/29 (b)(c)	405,000	420,686
NRG Energy, Inc.:
5.25% 6/15/29 (b)	625,000	607,726
6.625% 1/15/27	729,000	728,478
PG&E Corp. 5% 7/1/28 (c)	1,245,000	1,214,382
TerraForm Power Operating LLC % (b)	130,000	120,700
Vertiv Group Corp. 4.125% 11/15/28 (b)(c)	945,000	895,327
Vistra Operations Co. LLC:
5% 7/31/27 (b)	2,395,000	2,345,042
7.75% 10/15/31 (b)	200,000	211,351
		9,023,937
TOTAL NONCONVERTIBLE BONDS		188,354,469
TOTAL CORPORATE BONDS (Cost $195,383,496)		189,752,707

Common Stocks - 0.1%
	Shares	Value ($)
Healthcare - 0.1%
Cano Health, Inc. (g)	20,400	250,716
Cano Health, Inc. warrants (g)(i)	627	2,709

TOTAL COMMON STOCKS (Cost $402,107)		253,425

Bank Loan Obligations - 1.2%
	Principal Amount (a)	Value ($)
Broadcasting - 0.1%
Diamond Sports Group LLC term loan NULL 10% 8/2/27 (j)	107,969	143,194
Consumer Products - 0.0%
TripAdvisor, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 7/8/31 (d)(j)(k)	15,000	14,975
Diversified Financial Services - 0.2%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 7/18/31 (j)(k)(l)	300,000	296,250
Healthcare - 0.1%
Cano Health, Inc. 1LN, term loan 3 month U.S. LIBOR + 11.000% 13.3346% 10/7/24 (d)(g)(j)(k)	119,650	119,650
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8451% 11/6/30 (d)(j)(k)	282,853	283,995
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.609% 6/4/28 (d)(j)(k)	243,744	201,871
Services - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 12/21/28 (d)(j)(k)	132,300	132,763
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 12/10/29 (d)(j)(k)	50,000	48,250
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 12/10/28 (d)(j)(k)	492,375	492,606
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.2521% 8/1/29 (d)(j)(k)	25,000	25,091
TOTAL SERVICES		698,710
Technology - 0.2%
Leia Finco U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/2/31 (j)(k)(l)	405,000	399,431
Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 1/20/31 (d)(j)(k)	256,750	257,238
TOTAL BANK LOAN OBLIGATIONS (Cost $2,394,052)		2,415,314

Preferred Securities - 0.8%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.5%
Ally Financial, Inc.:
4.7% (d)(m)	385,000	352,971
4.7% (d)(m)	100,000	82,994
Citigroup, Inc. 7.125% (d)(m)	375,000	375,530
Wells Fargo & Co. 7.625% (c)(d)(m)	320,000	340,375
TOTAL BANKS & THRIFTS		1,151,870
Diversified Financial Services - 0.3%
Charles Schwab Corp.:
4% (d)(m)	465,000	392,575
5.375% (d)(m)	225,000	222,367
TOTAL DIVERSIFIED FINANCIAL SERVICES		614,942
TOTAL PREFERRED SECURITIES (Cost $1,564,239)		1,766,812

Money Market Funds - 10.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (n)	7,110,397	7,111,819
Fidelity Securities Lending Cash Central Fund 5.39% (n)(o)	13,092,351	13,093,660
TOTAL MONEY MARKET FUNDS (Cost $20,205,479)		20,205,479

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $219,949,373)	214,393,737
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(11,827,549)
NET ASSETS - 100.0%	202,566,188

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $146,034,765 or 72.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $503,655 or 0.2% of net assets.

(g)	Level 3 security
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(l)	The coupon rate will be determined upon settlement of the loan after period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acuris Finance U.S. 9% 8/1/29	7/25/24	215,000

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	257,660

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,941,727	15,493,575	15,323,401	120,158	(82)	-	7,111,819	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	22,562,049	9,468,389	7,304	-	-	13,093,660	0.1%
Total	6,941,727	38,055,624	24,791,790	127,462	(82)	-	20,205,479

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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